Other income (expense) (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Other income (expense)

For the year ended December 31	Note		2025	2024
Net early debt redemption gains		26	249	—
Interest income			79	123
Equity income (losses) from investments in associates and joint ventures	17,	21
Loss on investment			—	(247)
Operations			8	10
Losses on retirements and disposals of property, plant and equipment and intangible assets			(26)	(38)
Net mark-to-market losses on derivatives used to economically hedge equity settled share-based compensation plans		30	(9)	(269)
Other			(14)	59
Total other income (expense)			287	(362)